5. Property And Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 5. Property And Equipment, Net

Property and equipment at September 30, 2016 and December 31, 2015 are as follows:

	September 30	December 31
	2016	2015

Equipment & Installation	$1,738,291	$1,113,310
Trucking Equipment	926,614	648,328
Office Equipment	27,155	27,155
Computer Equipment and Software	108,376	97,530
Total Equipment	2,800,436	1,886,323

Less: Accumulated Depreciation	(1,271,794)	(956,887)
Construction in Process	851,166	314,014
	$2,379,808	$1,243,450

The Company uses the straight-line method of depreciation over 3 to 5 years. During the nine months ended September 30, 2016 and 2015 depreciation expense charged to operations was $264,000 and $75,000, respectively.

Property and equipment at December 31, 2015 and 2014 are as follows:

	December 31 2015	December 31 2014

Equipment & Installation	$1,159,298	$787,918
Trucking equipment	743,605	168,504
Mixing Equipment	172,749	17,103
Office equipment	27,155	23,941
Computer equipment and software	97,530	88,898
Total Equipment	2,200,337	1,086,364

Less: accumulated depreciation	956,887	831,034
Property and equipment, net	$1,243,450	$255,330

The Company uses the straight-line method of depreciation over 3 to 5 years. During the years ended December 31, 2015 and 2014, depreciation expense charged to operations was $125,853 and $250,262, respectively.